Inventories, net (Tables)	12 Months Ended
Apr. 30, 2026
Inventory Disclosure [Abstract]
Schedule of inventories

	As of April 30,
	2025	2026	2026
	S$	S$	US$

Parts	53,021	19,184	15,061
Partial finished goods	94,391	127,515	100,112
Finished goods	162,595	399,610	313,734
Inventories	310,007	546,309	428,907
Less: Provision of stock obsolescence	-	(2,597)	(2,039)
Inventories, net	310,007	543,712	426,868

Schedule of movement in provision for stock obsolescence	Movement in provision of stock obsolescence:
	As of April 30,
	2025	2026	2026
	S$	S$	US$

Beginning of the year	-	-	-
Charge for the year	-	2,597	2,039
End of the year	-	2,597	2,039